Concentrations of Credit Risk (Tables)	3 Months Ended
Mar. 31, 2013
Concentrations Of Credit Risk [Abstract]
Summary of concentrations of significant customers
	Accounts
	Receivable	Revenues
Three months ended March 31, 2013 and as at March 31, 2013
Ericsson, Inc	39%	49%
Ericsson Caribbean	7%	4%
Uline	2%	4%
Verizon	3%	4%
Bartech	2%	3%

	Accounts
	Receivable	Revenues
Three months ended March 31, 2012 and as at March 31, 2012
ABSS	0%	30%
Verizon	24%	24%
Alpha Technologies Services	25%	12%
Hotwire Communications	14%	8%
South West Florida Works	10%	6%

	Accounts Receivable	Revenues
Year ended December 31, 2012 and as at December 31, 2012
C2 Utility	10%	4%
Ericsson Caribbean	11%	5%
Verizon Communications, Inc.	3%	7%
Nexlink	0%	14%
Ericsson, Inc.	33%	33%

	Accounts Receivable	Revenues
Year ended December 31, 2011 and as at December 31, 2011
Danella Construction Corp. of FL, Inc.	4%	17%
Alpha Technologies Services	8%	1%
Verizon Communications, Inc.	48%	56%
Hotwire Communications	5%	4%
Miami-Dade County ETSD	1%	5%
Miami Dade County Public Schools	28%	4%